REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 9,895,456	$ 9,613,907	$ 8,988,340
Passenger [Member]
Disclosure of major customers [line items]
Revenue	8,708,988	8,494,477	7,877,715
Freight [Member]
Disclosure of major customers [line items]
Revenue	$ 1,186,468	$ 1,119,430	$ 1,110,625